LOANS - Consumer Loan Delinquency and Non-Accruals (Details) $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($) payment category	Dec. 31, 2020 USD ($)
Loans receivable
Number of loan categories | category	2
Total loans	$ 667,767	$ 675,883
Loans held at fair value	$ 6,082	6,854
Open-ended consumer loans
Loans receivable
Minimum number of payments made consecutively for the loans to be re-aged | payment	3
Consumer
Loans receivable
Number of days past due, non-accrual status	60 days
Total loans	$ 376,534	386,474
Non-accrual loans for which there is no ACLL	200	210
Non-accrual loans for which there is an ACLL	1,626	2,412
Total non-accrual	1,826	2,622
90 days past due and accruing	1,335	2,058
Loans held at fair value	12	14
Unearned income related to consumer loans	$ 629	692
Consumer | Minimum
Loans receivable
Minimum number of payments made consecutively for the loans to be re-aged | payment	1
Consumer | Maximum
Loans receivable
Minimum number of payments made consecutively for the loans to be re-aged | payment	3
Consumer | Current
Loans receivable
Total loans	$ 371,731	379,601
Consumer | Past due | Past due government guaranteed
Loans receivable
Total loans	432	524
Consumer | 30 to 89 days past due
Loans receivable
Total loans	2,480	3,416
Consumer | Equal to greater than 90 days past due
Loans receivable
Total loans	1,891	2,933
Consumer | In North America offices
Loans receivable
Total loans	263,687	261,490
Non-accrual loans for which there is no ACLL	200	210
Non-accrual loans for which there is an ACLL	850	1,291
Total non-accrual	1,050	1,501
90 days past due and accruing	1,183	1,682
Consumer | In North America offices | Current
Loans receivable
Total loans	259,807	256,450
Consumer | In North America offices | Past due | Past due government guaranteed
Loans receivable
Total loans	432	524
Consumer | In North America offices | 30 to 89 days past due
Loans receivable
Total loans	1,978	2,455
Consumer | In North America offices | Equal to greater than 90 days past due
Loans receivable
Total loans	1,470	2,061
Consumer | In offices outside North America
Loans receivable
Total loans	112,847	124,984
Non-accrual loans for which there is no ACLL	0	0
Non-accrual loans for which there is an ACLL	776	1,121
Total non-accrual	776	1,121
90 days past due and accruing	152	376
Consumer | In offices outside North America | Current
Loans receivable
Total loans	111,924	123,151
Consumer | In offices outside North America | Past due | Past due government guaranteed
Loans receivable
Total loans	0	0
Consumer | In offices outside North America | 30 to 89 days past due
Loans receivable
Total loans	502	961
Consumer | In offices outside North America | Equal to greater than 90 days past due
Loans receivable
Total loans	$ 421	872
Consumer | Residential first mortgages
Loans receivable
Number of days past due, non-accrual status	90 days
Total loans	$ 83,361	83,956
Loans held at fair value	12	14
Consumer | Residential first mortgages | In North America offices
Loans receivable
Total loans	83,361	83,956
Non-accrual loans for which there is no ACLL	134	136
Non-accrual loans for which there is an ACLL	558	698
Total non-accrual	692	834
90 days past due and accruing	282	351
Residential first mortgage loans in process of foreclosure	100	100
Consumer | Residential first mortgages | In North America offices | Current
Loans receivable
Total loans	82,234	82,497
Consumer | Residential first mortgages | In North America offices | Past due | Past due government guaranteed
Loans receivable
Total loans	394	524
Consumer | Residential first mortgages | In North America offices | 30 to 89 days past due
Loans receivable
Total loans	454	554
Consumer | Residential first mortgages | In North America offices | 30 to 89 days past due | Past due government guaranteed
Loans receivable
Total loans	100	200
Consumer | Residential first mortgages | In North America offices | Equal to greater than 90 days past due
Loans receivable
Total loans	279	381
Consumer | Residential first mortgages | In North America offices | Equal to greater than 90 days past due | Past due government guaranteed
Loans receivable
Total loans	300	300
Consumer | Residential first mortgages | In offices outside North America
Loans receivable
Total loans	37,889	42,817
Non-accrual loans for which there is no ACLL	0	0
Non-accrual loans for which there is an ACLL	409	488
Total non-accrual	409	488
90 days past due and accruing	10	0
Consumer | Residential first mortgages | In offices outside North America | Current
Loans receivable
Total loans	37,566	42,405
Consumer | Residential first mortgages | In offices outside North America | Past due | Past due government guaranteed
Loans receivable
Total loans	0	0
Consumer | Residential first mortgages | In offices outside North America | 30 to 89 days past due
Loans receivable
Total loans	165	213
Consumer | Residential first mortgages | In offices outside North America | Equal to greater than 90 days past due
Loans receivable
Total loans	$ 158	199
Consumer | Home equity loans
Loans receivable
Number of days past due, non-accrual status	90 days
Total loans	$ 5,745	7,890
Consumer | Home equity loans | In North America offices
Loans receivable
Total loans	5,745	7,890
Non-accrual loans for which there is no ACLL	64	72
Non-accrual loans for which there is an ACLL	221	338
Total non-accrual	285	410
90 days past due and accruing	0	0
Home equity loans in process of foreclosure	100	100
Consumer | Home equity loans | In North America offices | Current
Loans receivable
Total loans	5,546	7,591
Consumer | Home equity loans | In North America offices | Past due | Past due government guaranteed
Loans receivable
Total loans	0	0
Consumer | Home equity loans | In North America offices | 30 to 89 days past due
Loans receivable
Total loans	43	78
Consumer | Home equity loans | In North America offices | Equal to greater than 90 days past due
Loans receivable
Total loans	$ 156	221
Consumer | Credit cards
Loans receivable
Number of days past due, non-accrual status	180 days
Total loans	$ 133,351	129,813
Consumer | Credit cards | In North America offices
Loans receivable
Total loans	133,868	130,385
Non-accrual loans for which there is no ACLL	0	0
Non-accrual loans for which there is an ACLL	0	0
Total non-accrual	0	0
90 days past due and accruing	871	1,330
Consumer | Credit cards | In North America offices | Current
Loans receivable
Total loans	132,050	127,827
Consumer | Credit cards | In North America offices | Past due | Past due government guaranteed
Loans receivable
Total loans	0	0
Consumer | Credit cards | In North America offices | 30 to 89 days past due
Loans receivable
Total loans	947	1,228
Consumer | Credit cards | In North America offices | Equal to greater than 90 days past due
Loans receivable
Total loans	871	1,330
Consumer | Credit cards | In offices outside North America
Loans receivable
Total loans	17,808	22,692
Non-accrual loans for which there is no ACLL	0	0
Non-accrual loans for which there is an ACLL	140	386
Total non-accrual	140	386
90 days past due and accruing	120	324
Consumer | Credit cards | In offices outside North America | Current
Loans receivable
Total loans	17,428	21,718
Consumer | Credit cards | In offices outside North America | Past due | Past due government guaranteed
Loans receivable
Total loans	0	0
Consumer | Credit cards | In offices outside North America | 30 to 89 days past due
Loans receivable
Total loans	192	429
Consumer | Credit cards | In offices outside North America | Equal to greater than 90 days past due
Loans receivable
Total loans	$ 188	545
Consumer | Personal, small business and other
Loans receivable
Number of days past due, non-accrual status	90 days
Total loans	$ 39,806	38,400
Consumer | Personal, small business and other | In North America offices
Loans receivable
Total loans	40,713	39,259
Non-accrual loans for which there is no ACLL	2	2
Non-accrual loans for which there is an ACLL	71	255
Total non-accrual	73	257
90 days past due and accruing	30	1
Consumer | Personal, small business and other | In North America offices | Current
Loans receivable
Total loans	39,977	38,535
Consumer | Personal, small business and other | In North America offices | Past due | Past due government guaranteed
Loans receivable
Total loans	38	0
Consumer | Personal, small business and other | In North America offices | 30 to 89 days past due
Loans receivable
Total loans	534	595
Consumer | Personal, small business and other | In North America offices | Equal to greater than 90 days past due
Loans receivable
Total loans	164	129
Consumer | Personal, small business and other | In offices outside North America
Loans receivable
Total loans	57,150	59,475
Non-accrual loans for which there is no ACLL	0	0
Non-accrual loans for which there is an ACLL	227	247
Total non-accrual	227	247
90 days past due and accruing	22	52
Consumer | Personal, small business and other | In offices outside North America | Current
Loans receivable
Total loans	56,930	59,028
Consumer | Personal, small business and other | In offices outside North America | Past due | Past due government guaranteed
Loans receivable
Total loans	0	0
Consumer | Personal, small business and other | In offices outside North America | 30 to 89 days past due
Loans receivable
Total loans	145	319
Consumer | Personal, small business and other | In offices outside North America | Equal to greater than 90 days past due
Loans receivable
Total loans	$ 75	$ 128
Consumer | Unsecured Revolving Loans
Loans receivable
Number of days past due, non-accrual status	180 days
Consumer | Mortgage loans other than federal housing administration-insured loans
Loans receivable
Number of days past due, non-accrual status	60 days